Segment and Geographical Information	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Segment and Geographical Information

Note 6 – Segment and Geographical Information

The Company’s security solutions are substantially similar in nature and as a result the Company operates as one operating and reportable segment. Operating segments are defined as components of an enterprise for which separate financial information is regularly evaluated by the chief operating decision maker (“CODM”), which is the Company’s Chief Executive Officer, in deciding how to allocate resources and assess performance. The Company’s CODM evaluates the financial information presented on a consolidated basis for the purposes of making operating decisions, assessing financial performance and allocating resources. Income (loss) is the Company’s primary measure of profit or loss, and all costs and expenses categories on the Company’s consolidated statement of operations, as well as stock-based compensation, depreciation and amortization expenses, are significant. Refer to Note 12 for additional information about the Company’s stock-based compensation expense.

Revenue by geographic area is designated based upon the billing location of the customer as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
United States	$2,728	$2,534	$7,215	$7,193
Israel	8	3	25	3
France	—	—	14	—
Total revenue	$2,736	$2,537	$7,254	$7,196

Property and equipment by geographic areas was as follows (in thousands):

	September 30, 2025	December 31, 2024
United States	$20	$29
Isreal	66	76
Total property and equipment	$86	$105

TG-17 INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Note 6 – Segment and Geographical Information

The Company’s security solutions are substantially similar in nature and as a result the Company operates as one operating and reportable segment. Operating segments are defined as components of an enterprise for which separate financial information is regularly evaluated by the chief operating decision maker (“CODM”), which is the Company’s Chief Executive Officer, in deciding how to allocate resources and assess performance. The Company’s CODM evaluates the financial information presented on a consolidated basis for the purposes of making operating decisions, assessing financial performance and allocating resources. The CODM evaluates performance based on income (loss) from operations, which is calculated as revenues less cost of sales and operating expenses. This measure excludes interest income (expense), other income (expense) and income taxes. The CODM reviews income (loss) from operations on a monthly basis to assess the Company’s ability to generate earnings from its core activities and to monitor operating efficiency. This analysis includes comparisons of current results to budgeted amounts, prior periods and internal forecasts. Based on these evaluations, the CODM determines whether to adjust operating plans, modify pricing strategies, implement cost-control initiatives or adjust resource levels in specific functional areas. In addition, the CODM uses income (loss) from operations to make decisions about the allocation of resources, including approving capital expenditures, prioritizing research and development initiatives, adjusting headcount in specific departments and determining marketing spend. The CODM also considers this measure when evaluating the performance of the management team and establishing annual incentive compensation targets. Income/loss from operations is the Company’s primary measure of profit or loss, and all costs and expenses categories on the Company’s consolidated statement of operations, as well as stock-based compensation, depreciation and amortization expenses, are significant. Refer to Note 12 for additional information about the Company’s stock-based compensation expense.

Revenue by geographic area is designated based upon the billing location of the customer. As of December 31, 2024 and 2023, all of the Company’s revenue was located in the United States.

Property and equipment by geographic areas was as follows (in thousands):

	Years Ended December 31,
	2024	2023
United States	$29	$72
Isreal	76	57
Total property and equipment	$105	$129